Income Taxes - Schedule of reconciliation of the beginning and ending balances of unrecognized tax benefits (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits impact on tax rate if recognized	$ 1.6
Unrecognized tax benefits accrued interest	0.1
Unrecognized tax benefits accrued penalties	$ 0.1